Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG Trilogy Emerging Markets Equity Fund

AMG Trilogy Emerging Wealth Equity Fund

Supplement dated January 31, 2019 to the Prospectus, dated March 1, 2018, as supplemented July 12, 2018 and December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy Emerging Wealth Equity Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

In connection with the hiring of GW&K and the proposed New Subadvisory Agreements, the Board also approved proposals to (i) change the name of AMG Trilogy Emerging Markets Equity Fund to AMG GW&K Trilogy Emerging Markets Equity Fund, and (ii) change the name of AMG Trilogy Emerging Wealth Equity Fund to AMG GW&K Trilogy Emerging Wealth Equity Fund. These changes will become effective as of the Implementation Date.

There are no expected changes to the Funds’ portfolio managers, investment objectives and principal investment strategies and risks in connection with the Transaction. GW&K intends to manage the Funds under the Interim Subadvisory Agreements and the New Subadvisory Agreements with the same portfolio management team and investment objective and strategies as those used by Trilogy under the Former Subadvisory Agreements.

In addition, effective as of the Implementation Date, the Prospectus will be amended as follows:

All references to the name of AMG Trilogy Emerging Markets Equity Fund shall refer to AMG GW&K Trilogy Emerging Markets Equity Fund and all references to the name of AMG Trilogy Emerging Wealth Equity Fund shall refer to AMG GW&K Trilogy Emerging Wealth Equity Fund. All references to Trilogy shall be deleted and all references to the subadviser to the Funds shall refer to GW&K, with the exception of the section titled “Past Performance of Other Trilogy Emerging Wealth Equity Accounts” on page 20 of the Prospectus.

AMG Trilogy Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG Trilogy Emerging Markets Equity Fund

Supplement dated January 31, 2019 to the Prospectus, dated March 1, 2018, as supplemented July 12, 2018 and December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy Emerging Wealth Equity Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

In connection with the hiring of GW&K and the proposed New Subadvisory Agreements, the Board also approved proposals to (i) change the name of AMG Trilogy Emerging Markets Equity Fund to AMG GW&K Trilogy Emerging Markets Equity Fund, and (ii) change the name of AMG Trilogy Emerging Wealth Equity Fund to AMG GW&K Trilogy Emerging Wealth Equity Fund. These changes will become effective as of the Implementation Date.

There are no expected changes to the Funds’ portfolio managers, investment objectives and principal investment strategies and risks in connection with the Transaction. GW&K intends to manage the Funds under the Interim Subadvisory Agreements and the New Subadvisory Agreements with the same portfolio management team and investment objective and strategies as those used by Trilogy under the Former Subadvisory Agreements.

In addition, effective as of the Implementation Date, the Prospectus will be amended as follows:

All references to the name of AMG Trilogy Emerging Markets Equity Fund shall refer to AMG GW&K Trilogy Emerging Markets Equity Fund and all references to the name of AMG Trilogy Emerging Wealth Equity Fund shall refer to AMG GW&K Trilogy Emerging Wealth Equity Fund. All references to Trilogy shall be deleted and all references to the subadviser to the Funds shall refer to GW&K, with the exception of the section titled “Past Performance of Other Trilogy Emerging Wealth Equity Accounts” on page 20 of the Prospectus.

AMG Trilogy Emerging Wealth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG Trilogy Emerging Wealth Equity Fund

Supplement dated January 31, 2019 to the Prospectus, dated March 1, 2018, as supplemented July 12, 2018 and December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy Emerging Wealth Equity Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds (the “Trust”), contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

In connection with the hiring of GW&K and the proposed New Subadvisory Agreements, the Board also approved proposals to (i) change the name of AMG Trilogy Emerging Markets Equity Fund to AMG GW&K Trilogy Emerging Markets Equity Fund, and (ii) change the name of AMG Trilogy Emerging Wealth Equity Fund to AMG GW&K Trilogy Emerging Wealth Equity Fund. These changes will become effective as of the Implementation Date.

There are no expected changes to the Funds’ portfolio managers, investment objectives and principal investment strategies and risks in connection with the Transaction. GW&K intends to manage the Funds under the Interim Subadvisory Agreements and the New Subadvisory Agreements with the same portfolio management team and investment objective and strategies as those used by Trilogy under the Former Subadvisory Agreements.

In addition, effective as of the Implementation Date, the Prospectus will be amended as follows:

All references to the name of AMG Trilogy Emerging Markets Equity Fund shall refer to AMG GW&K Trilogy Emerging Markets Equity Fund and all references to the name of AMG Trilogy Emerging Wealth Equity Fund shall refer to AMG GW&K Trilogy Emerging Wealth Equity Fund. All references to Trilogy shall be deleted and all references to the subadviser to the Funds shall refer to GW&K, with the exception of the section titled “Past Performance of Other Trilogy Emerging Wealth Equity Accounts” on page 20 of the Prospectus.